Fair Value Measurements (Details Narrative) $ in Thousands		12 Months Ended
	Oct. 22, 2025 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Reclassification from convertible note payable		$ 300
Forward purchase derivative liability		$ 9,692
Issuance of exercise share | shares	8,048,770	6,772
Related party note payable		$ 300
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		3.53
Warrant liability, measurement input		3.99	4.5
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		2.81
Warrant liability, measurement input		7.65	8.65
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		65.0
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input		0.0	0.0
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input		1.65	7.48
Measurement Input, Annualized Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input		62.0	65.0